ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Accrued Expenses
ACCRUED EXPENSES	6. ACCRUED EXPENSES As of December 31, accrued expenses consisted of the following:
	2016	2015
Compensation	$74	$72
Professional fees	1,498	83
Other	179	196
Total accrued expenses	$1,751	$351